Trade receivables and other current assets - Disclosure of Break Down of Other Current Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Research tax credit receivable	€ 3,328	€ 2,490
VAT receivable	1,183	1,058
Prepaid expenses	1,425	2,213
Other receivables	3,665	3,378
Other current assets	€ 9,601	€ 9,139